Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2025	2024
	$	$

Trade payables	3,037	1,378
Other payables	3,538	3,066
Other accrued liabilities	902	887
	7,477	5,331